Other Assets	12 Months Ended
Dec. 31, 2018
Miscellaneous Assets [Abstract]
Other Assets
20.	OTHER ASSETS

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Spare parts	$2,059	$2,422
Refundable deposits	1,860	1,992
Other financial assets	1,000	1,000
Others	2,800	2,342
	$7,719	$7,756
Current
Spare parts	$2,059	$2,422
Others	124	154
	$2,183	$2,576
Noncurrent
Refundable deposits	$1,860	$1,992
Other financial assets	1,000	1,000
Others	2,676	2,188
	$5,536	$5,180

Other financial assets - noncurrent was Piping Fund.  As part of the government’s effort to upgrade the existing telecommunications infrastructure, Chunghwa and other public utility companies were required by the ROC government to contribute to a Piping Fund administered by the Taipei City Government.  This fund was used to finance various telecommunications infrastructure projects.  Net assets of this fund will be returned proportionately after the project is completed.